UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21291

Bertolet Capital Trust

(Exact name of registrant as specified in charter)

1414 Sixth Avenue, Suite 900

New York, NY 10019

 (Address of principal executive offices)

(Zip code)

John E. Deysher

1414 Sixth Ave., Suite 900,

New York, NY 10019

 (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 508-4537

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

PINNACLE VALUE FUND
BERTOLET CAPITAL TRUST

		Schedule of Investments
		March 31, 2006 (Unaudited)
Shares/Principal Amount		Basis	Market Value	% of Assets

COMMON STOCKS
Apparel/Accessories
200	Velcro Industries NV	$2,449	$2,950	0.02%

Beverages
50,000	Pyramid Breweries, Inc. *	92,773	114,500	0.59%

Business Development Cos.
43,500	Brantley Capital Corp.	182,466	119,625
91,800	MVC Capital, Inc.	812,025	1,119,960
		994,491	1,239,585	6.39%

Conglomerate
65,300	Argan, Inc. *	318,468	124,070
88,500	Cosine Communications, Inc.	214,095	225,675
80,400	Regency Affiliates, Inc. *	470,074	510,540
5,400	United Capital Corp. *	103,571	134,352
32,922	WHX Corp. *	337,362	334,158
		1,443,570	1,328,795	6.85%

Electric Housewares & Fans
2,200	National Presto Industries, Inc.	89,068	108,174	0.56%

Financial Services
297,910	Cadus Corp. *	472,956	488,572
60,000	Dynabazaar, Inc. *	18,786	21,600
28,100	Kent Financial Services, Inc. *	60,245	71,374
50,964	LQ Corp. *	88,318	101,928
31,250	Novoste Corp.*	91,299	91,875
3,000	Refac Optical Group *	14,856	24,300
6,850	Webfinancial Corp. *	62,599	89,941
		809,059	889,590	4.59%
Food Preparation
9,400	American Italian Pasta Co.*	63,309	58,844	0.30%

Footwear
45,900	Barry R.G. Corp. *	81,292	284,580	1.47%

Furniture & Fixtures
13,900	Reconditioned Systems, Inc.	24,980	36,835	0.19%

Industrial Instruments For Measurement, Display, and Control
37,000	Electronic Sensors Technology, Inc.	155,516	175,380	0.90%

Insurance
13,700	SCPIE Holdings, Inc. *	119,201	335,650	1.73%

IT Services
2,900	Technology Solutions Company *	38,854	26,651	0.14%

Healthcare Products/Equipment
21,600	Allied Healthcare Products, Inc. *	106,121	129,816	0.67%

Optical Instruments & Lenses
6,000	Meade Instruments Corp.*	16,170	16,860	0.09%

Patent Owners & Lessors
68,500	Opti, Inc. *	101,770	123,300	0.64%

Mailboxes & Lockers
58,900	American Locker Group, Inc. *	365,181	285,665	1.47%

Pharmaceutical Preparation
9,000	Arqule, Inc.*	55,350	51,660	0.27%

Plastic Products
29,000	Peak International, Ltd. *	82,662	80,040	0.41%

Primary Smelting & Refining of Nonferrous Metals
1,000	Blue Earth Refineries, Inc. *	-	1,350	0.01%

Ship & Boat Building & Repairing
345,522	Conrad Industries, Inc. *	599,240	881,081	4.55%

Real Estate Investment Trusts
30	USA Real Estate Investors Trust *	14,491	17,100	0.09%

Retail
2,100	United Retail Group, Inc. *	2,605	39,333	0.20%

Textile Mill Products
229,480	Delta Woodside Industries, Inc. *	181,943	50,486
152,500	Quaker Fabric Corp. *	506,493	205,875
61,600	Unifi, Inc. *	144,333	205,744
		832,769	462,105	2.38%

Total for Common Stock		$ 6,090,920	$ 6,689,844	34.51%

Auction Market Preferreds
100,000	Aim Select Real Estate, Inc. Fund Pfd - W	100,000	100,000
100,000	Advent Claymore Conv. Sec. Inc. Fund Pfd - M7	100,000	100,000
100,000	Pioneer High Income Trust Pfd - M	100,000	100,000
100,000	Western Asset Premium Bond Fund Pfd - M	100,000	100,000

Total for Auction Market Preferred Stock		$400,000	$400,000	2.06%

Convertible Preferreds
22,200	Ameritrans Capital Corp. Pfd	257,417	269,952
41,319	Aristotle Corp. Convertible Pfd - I	323,466	323,527
19,680	Winthrop Realty Trust Pfd A*	96,090	104,107

Total for Convertible Preferred Stock		$676,973	$697,586	3.60%

Put Contracts
24,000	Financial Select Sector Jan '08 *	120,960	76,800
19,500	Ishares Russell 2000 Index Jan '07 *	162,300	39,000
14,500	Ishares Russell 2000 Index Jan '08 *	217,225	116,000

Total for Put Contracts		$500,485	$231,800	1.20%

SHORT TERM INVESTMENTS
Money Market Fund
11,386,109	First American Government Obligation Fund Cl Y 4.45% **	11,386,109	11,386,109

Total for Short Term Investments		$ 11,386,109	$ 11,386,109	58.74%

	Total Investments	$ 19,054,487	$ 19,405,339	100.10%

	Liabilities in Excess of Other Assets		(19,925)	-0.10%

	Net Assets		$ 19,385,414	100.00%

* Non-Income producing securities.
** Dividend Yield
NOTES TO FINANCIAL STATEMENTS
Pinnacle Value Fund
Bertolet Capital Trust
1. SECURITY TRANSACTIONS
At March 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $19,054,487 amounted to $350,853 which consisted of aggregate gross unrealized appreciation of $1,443,019 and aggregate gross unrealized depreciation of $1,092,166.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bertolet Capital Trust

By /s/John E. Deysher President

*John E. Deysher President

Date May 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/John E. Deysher Treasurer

*John E. Deysher Treasurer

Date May 24, 2006

* Print the name and title of each signing officer under his or her signature.